Employee benefits (Tables)	3 Months Ended
Mar. 31, 2023
Employee Benefits [Abstract]
Schedule of Net Employee Benefit Obligations	The total net employee benefit obligations as at March 31, 2023 is as follows:

€m
Balance as of January 1, 2023	132.1
Service cost	0.9
Net interest expense	1.1
Actuarial loss on pension scheme valuations	4.3
Benefits paid	(1.1)
Other movements	(1.3)
Foreign exchange differences on translation	(0.7)
Balance as of March 31, 2023	135.3